THE ADVISORS’ INNER CIRCLE FUND

HAVERFORD QUALITY GROWTH

STOCK FUND

JULY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.7%
	Shares	Value
COMMUNICATION SERVICES — 7.8%
Alphabet, Cl A	54,267	$19,326,107
Meta Platforms, Cl A	9,872	5,495,841
		24,821,948
CONSUMER DISCRETIONARY — 5.2%
Lowe's	29,506	6,131,642
TJX	65,370	10,285,315
		16,416,957
CONSUMER STAPLES — 8.6%
Coca-Cola	65,686	5,753,437
Costco Wholesale	15,451	14,707,652
PepsiCo	48,685	6,794,479
		27,255,568
ENERGY — 1.5%
Chevron	24,541	4,830,405

FINANCIALS — 17.9%
Aon PLC, Cl A	11,738	4,232,136
BlackRock	11,538	12,580,920
JPMorgan Chase	51,509	18,120,351
Mastercard, Cl A	24,151	13,840,938
S&P Global	14,077	5,798,739
Visa, Cl A	6,717	2,459,295
		57,032,379
HEALTH CARE — 13.1%
Eli Lilly	12,011	13,798,717
Johnson & Johnson	46,330	11,876,696
McKesson	8,496	7,274,190
Medtronic PLC	35,394	3,022,294
Stryker	8,103	2,639,147
Thermo Fisher Scientific	5,038	2,893,323
		41,504,367
INDUSTRIALS — 13.6%
Eaton PLC	29,308	12,168,682
Honeywell Aerospace *	29,840	6,169,122
Honeywell International	28,040	6,815,122
Mobility Global, Cl W *	14,077	286,889
RTX	69,473	14,951,979
Waste Management	13,224	2,995,897
		43,387,691
INFORMATION TECHNOLGY — 1.0%
Motorola Solutions	7,633	3,326,080

THE ADVISORS’ INNER CIRCLE FUND

HAVERFORD QUALITY GROWTH

STOCK FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — 27.1%
Accenture PLC, Cl A	38,111	$6,323,377
Apple	79,653	24,605,608
Broadcom	21,352	8,311,907
Microsoft	46,661	21,684,300
NVIDIA	91,479	18,364,409
Texas Instruments	24,674	6,803,609
		86,093,210
MATERIALS — 1.3%
Air Products and Chemicals	9,157	2,700,308
Linde PLC	3,190	1,526,032
		4,226,340
UTILITIES — 2.6%
NextEra Energy	94,823	8,242,015

TOTAL COMMON STOCK
(Cost $137,804,068)		317,136,960

SHORT-TERM INVESTMENT(A) — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class, 3.540% (Cost $857,071)	857,071	857,071

TOTAL INVESTMENTS — 100.0%
(Cost $138,661,139)		$317,994,031

Percentages are based on Net Assets of $317,931,287.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2026.

Cl — Class

PLC — Public Limited Company

HIM-QH-001-4600

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